Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments
The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2022. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2022 for forward contracts
.

Notional Value*

Foreign exchange contracts	$1,902,786

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts
The Company reco
r
ds all derivative instruments on the consolidated balance sheets at fair value. For further information, please see Note 5 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2022 and September 30, 2021, is as follows:

	As of September 30,
	2022	2021
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$1,226	$6,962
Other noncurrent assets	—	3,068
Accrued expenses and other current liabilities	(35,659)	(70)
Other noncurrent liabilities	(16,413)	—

	(50,846)	9,960
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	10,808	4,230
Accrued expenses and other current liabilities	(8,863)	(3,211)

	1,945	1,019
Net fair value	$(48,901)	$10,979

Effect of Cash Flow Hedging Instruments
The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2022, 2021 and 2020, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion) Year Ended September 30,
	2022	2021	2020
Line item in consolidated statements of income:

Revenue	$445	$(473)	$834
Cost of revenue	(9,194)	20,209	4,166
Research and development	(3,376)	6,069	1,646
Selling, general and administrative	(3,910)	6,347	2,500

Total	$(16,035)	$32,152	$9,146

Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges
The activity related to the changes in net unrealized gains (losses) on cash flow hedges recorded in accumulated other comprehensive (loss) income, net of tax, is as follows:

	Year Ended September 30,
	2022	2021	2020
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$13,773	$18,836	$3,945
Changes in fair value of cash flow hedges, net of tax	(75,226)	24,239	21,903
Reclassification of (losses) gains into earnings, net of tax	14,873	(29,302)	(7,012)

Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$(46,580)	$13,773	$18,836

Effect of Non-Designated as Hedging Instruments
The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2022, 2021 and 2020, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	(Losses) Gains Recognized in Income Year Ended September 30,
	2022	2021	2020
Line item in statements of income:
Cost of revenue	$(8,731)	$4,786	$(718)
Research and development	(2,195)	1,187	(341)
Selling, general and administrative	(2,375)	1,301	(559)
Interest and other expense, net	(2,132)	1,808	255
Income taxes	3,018	(3,125)	(679)

Total	$(12,415)	$5,957	$(2,042)